UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 28, 2017

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–4.60%	0.62%	3.11%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Fellow investors:

For the six months ended February 28, 2017, U.S. Government Securities Fund produced a total return of –1.16%. By comparison, the unmanaged Bloomberg Barclay’s U.S. Government/Mortgage-Backed Securities Index dropped –2.37%, and the Lipper General U.S. Government Funds Average declined –2.95%.

While any loss is frustrating with an investment of this nature, we are gratified that the fund did better on a relative basis than both its benchmark index and peer group measure. That is in keeping with our goal of managing volatility for our shareholders.

Consistent income

Although rates moved higher and prices lower during this reporting cycle, the fund’s income remained consistent. The fund paid monthly dividends totaling about 6.2 cents a share for the six-month period. This resulted in an income return of 0.44% for investors who chose to reinvest their dividends. In addition, a capital gains distribution of 17.3 cents a share was paid on 12/30/2016.

Results at a glance

For periods ended February 28, 2017, with dividends reinvested

	Cumulative total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 10/17/85)

U.S. Government Securities Fund (Class A shares)	–0.34%	1.28%	3.48%	5.67%
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index*	–0.49	1.68	3.96	6.53
Lipper General U.S. Government Funds Average†	–0.99	1.09	3.28	5.54

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper.

U.S. Government Securities Fund	1

Bond market overview

After one minor increase in nine years, the Federal Reserve raised its target policy rate a quarter point twice between December and March. In its March 15 announcement, the Fed affirmed that the U.S. economy is now close to its dual mandate of maximizing employment and stabilizing prices. As a result, it appears they are finally ready to lift rates in earnest from the near-zero short-term rates of the last decade.

Also factoring into this policy shift, in our view, is the opportunity — with corporate spreads low and equity valuations high — to test and see how much they can hike without hurting the markets and still-fragile recovery.

This is quite a change from our last report when, as we indicated, market participants did not expect a significant rise in interest rates. At that time the 10-year U.S. term premium — a measure of how much extra yield investors receive for investing in longer duration securities — approached 30-year lows. Without the customary built-in protection against longer term inflation risk, government securities tumbled after the U.S. election as market participants gauged the prospect of the new president’s inflationary policies.

The following chart shows how closely the term premium (in black) has tracked the 10-year U.S. Treasury yield (blue). Meanwhile, 10-year average short-term rate expectations (gray) remained stable.

The term premium has tracked the rise in yields

Represents daily values from 3/1/2016 to 2/28/2017. Source: Capital Group, based on Thomson Reuters Lipper data.

2	U.S. Government Securities Fund

In other words, for all the fireworks in the U.S. government securities market these past six months, there hasn’t been a fundamental change in the market’s long-term inflation or real gross domestic product (GDP) growth projections.

Will the Fed continue to increase rates?

The treasury market currently expects a regular, uninterrupted pace of Fed rate increases over the next five years, and few rate increases thereafter. This expectation is indicated in the yield chart below. Despite the volatility of the past six months, the treasury yield curve remains relatively flat beyond the five-year maturity. This reflects the market view that ongoing rate hikes will lift the Fed-controlled short end, which in turn would keep the market-controlled long-term rates manageable as credit tightening reins in inflation.

We believe the market is pricing in too much long-end flattening, for the simple reason that any meaningful rate increases after a sustained period of unprecedented monetary accommodation will expose a host of underlying problems in the economy. The distortions that developed due to easy money policies — from asset-price inflation to unsustainable debt levels — will reveal themselves in unexpected ways the more policy tightens, and we expect the Fed will be forced by events to pause or even reverse course.

U.S. Treasury yields

Source: Treasury.gov.

U.S. Government Securities Fund	3

Inside the portfolio

Our current portfolio strategy reflects this point of view. At this time we emphasize three positions:

1. Focus on the short and intermediate part of the yield curve. We remain underweight in the 30-year part of the curve — a position that helped us in the past six months — because there is still not enough compensation for duration risk even with the rise in the term premium. We are, however, moving longer duration in the short and intermediate part of the curve. The two- and three-year portion of the curve in particular may benefit if and when the market becomes less convinced of bullish growth forecasts and starts to assume slower Fed action.

2. Reduced but still heavy weighting in Treasury Inflation Protected Securities (TIPS). One of the key reasons the fund outpaced its benchmark over the past six months was its overweighting in TIPS. As inflation expectations have risen, so has demand for TIPS — which have interest and principal payments tied to the consumer price index (CPI). They no longer offer quite as much compensation for risk as they did in 2016, but they will benefit from further increases in inflation expectations and higher actual inflation, both of which we view as distinct longer term possibilities.

3. Positioning for an increase in 30-year swap spreads. Prior to the 2008 crisis, 30-year swap spreads typically were in the range of 40 to 80 (0.4%–0.8%) basis points (bp). This positive swap spread reflected the relative perceived safety of treasury bonds compared to the U.S. banking system. Post 2008, 30-year swap spreads have been in the range of 0 to –50 bp, and are currently around –40 bp. The negative swap spread — where the swap rate is lower than the equivalent Treasury rate — is the result of large flows from insurance and pension funds for hedging purposes, combined with reduced ability in the financial sector to accommodate those flows. Given our long-term investment approach we can position the portfolio for an increase in swap spreads to take advantage of this unusual and attractive pricing.

At this time the portfolio remains underweight in agency mortgage-backed securities (MBS). The Fed currently provides ongoing financial support for this market by maintaining a large portfolio of MBS ($1.8 trillion) on its balance sheet. As part of the Fed’s policy to reduce monetary accommodation it could reduce the size of its MBS portfolio, which would likely result in wider MBS spreads and an opportunity to increase the fund’s MBS weighting.

The summary portfolio, beginning on page 6, offers more complete details of the various government securities and sectors held by the fund as of February 28, 2017.

4	U.S. Government Securities Fund

Looking ahead

With the Fed much closer to its inflation and employment objectives, it appears eager to raise rates. The treasury market expects three rate increases this year and 10 hikes over the next five years. We don’t take issue with the near-term prospect, but are not as sanguine on the long-term ability of the Fed to maintain the current pace of rate hikes unless inflation starts to increase meaningfully.

We are concerned about higher inflation — as evidenced by our TIPS position — but are also concerned real growth will disappoint. A combination of the two will create a difficult situation for the Fed. Should it ease monetary policy to stimulate growth or tighten monetary policy to reduce inflation? Faced with this dilemma, our expectation is that the Fed will initially choose to stimulate growth by pausing or reversing its rate hikes.

That being said, we do think the long-term trend for yields is up. How that will play out, though, remains uncertain. We expect a bumpy ride at times, and will endeavor to protect our investors from volatility with the tools at our disposal.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Fergus MacDonald
President

April 17, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.81%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.17%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U.S. Government Securities Fund	5

Summary investment portfolio February 28, 2017	unaudited

Portfolio by type of security	Percent of net assets

Mortgage-backed obligations summary	Percent of net assets
30-year pass-throughs:
Fannie Mae	14.41%
Freddie Mac	5.41
Ginnie Mae	3.57	23.39%
15-year pass-throughs		.26
Other		1.37
Total		25.02%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	72.05%
AAA/Aaa	25.02
Short-term securities & other assets less liabilities	2.93

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.07%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 69.22%
U.S. Treasury 59.04%
U.S. Treasury 0.75% 2018	$100,000	$99,445
U.S. Treasury 1.625% 2019	83,100	83,450
U.S. Treasury 1.25% 2020	90,500	89,889
U.S. Treasury 1.75% 2020	70,250	70,291
U.S. Treasury 1.75% 2020	56,150	56,285
U.S. Treasury 2.00% 2020	46,850	47,347
U.S. Treasury 1.125% 2021[1]	378,170	366,193
U.S. Treasury 1.375% 2021[1]	205,710	202,791

6	U.S. Government Securities Fund

	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021	$341,221	$339,068
U.S. Treasury 2.00% 2021	331,550	333,437
U.S. Treasury 2.00% 2021	163,944	164,729
U.S. Treasury 2.00% 2021	65,000	65,281
U.S. Treasury 2.00% 2021	51,500	51,888
U.S. Treasury 2.125% 2021	287,750	290,820
U.S. Treasury 2.25% 2021	390,706	397,238
U.S. Treasury 2.25% 2021	154,600	157,448
U.S. Treasury 1.75% 2022	62,600	62,010
U.S. Treasury 1.75% 2022	47,000	46,471
U.S. Treasury 1.875% 2022	691,230	690,055
U.S. Treasury 2.00% 2022	41,280	41,166
U.S. Treasury 2.125% 2022	119,900	120,302
U.S. Treasury 1.50% 2023	57,820	55,898
U.S. Treasury 2.125% 2023	289,977	289,183
U.S. Treasury 2.25% 2023	143,396	144,031
U.S. Treasury 2.75% 2023	147,900	153,232
U.S. Treasury 2.125% 2024	145,000	144,332
U.S. Treasury 2.75% 2024	87,700	90,829
U.S. Treasury 2.00% 2026	255,000	246,616
U.S. Treasury 2.875% 2045	78,125	76,473
U.S. Treasury 3.00% 2045	45,875	46,022
U.S. Treasury 3.00% 2047	59,365	59,732
U.S. Treasury 0.75%–8.75% 2019–2046	276,547	277,666
		5,359,618

U.S. Treasury inflation-protected securities 10.18%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	42,518	42,776
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	42,289	43,079
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	53,066	52,930
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	250,140	252,345
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	107,844	125,359
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	184,192	179,165
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	72,690	74,956
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	50,008	50,025
U.S. Treasury Inflation-Protected Securities 0.38%–2.12% 2026–2041[2]	96,947	103,564
		924,199

Total U.S. Treasury bonds & notes		6,283,817

Mortgage-backed obligations 25.02%
Federal agency mortgage-backed obligations 25.02%
Fannie Mae 4.00% 2045[3]	51,574	54,257
Fannie Mae 3.00% 2046[3]	156,870	156,037
Fannie Mae 0%–10.50% 2017–2047[3,4,5]	434,978	450,120
Fannie Mae 4.00% 2047[3,4]	276,660	290,206
Fannie Mae 4.00% 2047[3,4]	128,575	135,111
Fannie Mae 4.50% 2047[3,4]	130,000	139,715
Fannie Mae 4.00% 2056[3]	123,540	130,081
Freddie Mac 3.50% 2046[3]	178,678	183,872
Freddie Mac 3.50% 2047[3]	143,753	147,511
Freddie Mac 0%–10.27% 2020–2047[3,4,5,6]	177,260	182,847
Government National Mortgage Assn. 4.50% 2045[3]	69,748	74,639
Government National Mortgage Assn. 4.50% 2045[3]	66,840	71,510

U.S. Government Securities Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 0.43%–10.00% 2019–2062[3,5]	$276,564	$218,899
Other securities		36,312

Total mortgage-backed obligations		2,271,117

Federal agency bonds & notes 2.83%
Fannie Mae 1.25%–7.12% 2021–2030	52,100	52,628
Federal Home Loan Bank 3.37%–5.50% 2023–2036	14,860	16,027
United States Agency for International Development, Jordan (Kingdom of) 1.95%–3.00% 2019–2025	48,200	48,836
United States Agency for International Development, State of Iraq, 2.149% 2022	13,330	13,357
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,958
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,842
United States Agency for International Development, Ukraine 1.47%–1.85% 2019–2021	34,660	34,476
Other securities		79,306
		257,430

Total bonds, notes & other debt instruments (cost: $8,815,352,000)		8,812,364

Short-term securities 10.21%
Federal Home Loan Bank 0.52%–0.64% due 3/21/2017–8/1/2017	916,500	915,618
Other securities		11,000

Total short-term securities (cost: $926,619,000)		926,618
Total investment securities 107.28% (cost: $9,741,971,000)		9,738,982
Other assets less liabilities (7.28)%		(660,599)

Net assets 100.00%		$9,078,383

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security (with a value of $11,000,000, which represented .12% of the net assets of the fund) which was acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

8	U.S. Government Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $7,919,408,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 2/28/2017
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$1,170,000	$(3,779)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	120,000	(313)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	234,800	780
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	146,600	504
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	58,600	196
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	115,000	228
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	112,000	356
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	108,000	271
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	132,000	764
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	309,800	(4,145)
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	90,000	112
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	160,000	(474)
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	167,000	(5,140)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	250,000	8,283
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	250,000	8,195
Pay	LCH	3-month USD-LIBOR	1.196	9/27/2021	90,000	3,079
Pay	LCH	3-month USD-LIBOR	1.9665	2/2/2022	146,000	277
Pay	LCH	3-month USD-LIBOR	2.01215	2/2/2022	350,000	(94)
Pay	LCH	3-month USD-LIBOR	1.977	2/7/2022	178,000	256
Receive	LCH	3-month USD-LIBOR	2.0495	2/17/2022	207,000	391
Pay	LCH	3-month USD-LIBOR	1.9335	2/28/2022	295,000	1,100
Receive	LCH	3-month USD-LIBOR	2.05	3/2/2022	300,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	560,000	3,494
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	560,000	2,979
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	63,000	(2,963)
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	120,000	(6,467)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	71,000	(3,693)
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	71,000	(3,718)
Pay	LCH	3-month USD-LIBOR	1.495	11/10/2023	430,000	17,901
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(2,947)
Pay	LCH	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(3,687)
Pay	LCH	3-month USD-LIBOR	2.0815	2/10/2024	86,700	508
Pay	LCH	3-month USD-LIBOR	2.0955	2/10/2024	43,300	214
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	63,000	(2,110)
Pay	LCH	3-month USD-LIBOR	2.469	6/9/2025	23,000	(381)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	45,000	1,989
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	174,000	10,170
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	179,000	1,428
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	146,000	772
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(2,702)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	124,000	(3,055)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	80,000	(12,477)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	27,000	(3,475)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	28,000	(3,786)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(939)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(2,268)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	48,000	745
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	32,000	435
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	20,000	244

U.S. Government Securities Fund	9

Interest rate swaps (continued)

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 2/28/2017
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.5375%	11/3/2045	$42,000	$460
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	13,000	17
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	55,000	211
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(702)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	231
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	22,500	(13)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	25,000	966
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	36,000	(3,738)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	30,000	3,905
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	116,000	17,763
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	57,000	10,231
Receive	LCH	3-month USD-LIBOR	2.66515	2/2/2047	80,000	1,349
Receive	LCH	3-month USD-LIBOR	2.6275	2/2/2047	33,000	282
Receive	LCH	3-month USD-LIBOR	2.676	2/7/2047	40,000	772
Pay	LCH	3-month USD-LIBOR	2.6575	2/17/2047	47,000	(715)
Receive	LCH	3-month USD-LIBOR	2.5825	2/28/2047	67,000	(76)
Pay	LCH	3-month USD-LIBOR	2.601	3/2/2047	68,000	—
						$28,001

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $6,283,667,000.

						Unrealized
						(depreciation)
					Notional	appreciation
			Number of		amount	at 2/28/2017
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
30 Day Federal Funds Futures	CME	Long	5,994	April 2017	$2,479,764	$(922)
30 Day Federal Funds Futures	CME	Short	1,350	May 2017	558,003	99
10 Year U.S. Treasury Note Futures	CME	Long	3,988	June 2017	496,435	383
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	955	June 2017	154,361	140
20 Year U.S. Treasury Bond Futures	CME	Short	725	June 2017	110,084	134
10 Year Ultra U.S. Treasury Note Futures	CME	Long	705	June 2017	94,487	(61)
5 Year U.S. Treasury Note Futures	CME	Long	26,463	July 2017	3,112,814	1,964
2 Year U.S. Treasury Note Futures	CME	Long	3,350	July 2017	724,559	401
30 Day Federal Funds Futures	CME	Long	675	July 2017	278,736	(79)
90 Day Euro Dollar Futures	CME	Short	3,425	December 2017	842,887	(6)
90 Day Euro Dollar Futures	CME	Short	5,700	March 2018	1,401,422	220
90 Day Euro Dollar Futures	CME	Short	3,425	June 2018	840,959	(50)
						$2,223

10	U.S. Government Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $201,081,000, which represented 2.21% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $7,376,000, which represented .08% of the net assets of the fund.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

U.S. Government Securities Fund	11

Financial statements

Statement of assets and liabilities at February 28, 2017	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $9,741,971)		$9,738,982
Cash		8,128
Receivables for:
Sales of investments	$1,171,885
Sales of fund’s shares	12,852
Variation margin	4,719
Interest	27,664	1,217,120
		10,964,230
Liabilities:
Payables for:
Purchases of investments	1,863,243
Repurchases of fund’s shares	9,345
Dividends on fund’s shares	133
Investment advisory services	1,420
Services provided by related parties	2,444
Trustees’ deferred compensation	254
Variation margin	8,962
Other	46	1,885,847
Net assets at February 28, 2017		$9,078,383

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,236,496
Undistributed net investment income		7,394
Accumulated net realized loss		(192,741)
Net unrealized appreciation		27,234
Net assets at February 28, 2017		$9,078,383

See Notes to Financial Statements

12	U.S. Government Securities Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (662,523 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,789,229	203,525	$13.70
Class B	2,294	168	13.68
Class C	276,040	20,190	13.67
Class F-1	225,855	16,481	13.70
Class F-2	297,924	21,739	13.70
Class F-3	109	8	13.70
Class 529-A	135,213	9,866	13.70
Class 529-B	180	13	13.65
Class 529-C	51,089	3,740	13.66
Class 529-E	9,232	674	13.70
Class 529-F-1	14,100	1,029	13.70
Class R-1	10,029	733	13.68
Class R-2	123,837	9,057	13.67
Class R-2E	2,512	183	13.70
Class R-3	146,337	10,680	13.70
Class R-4	249,835	18,229	13.71
Class R-5E	10	1	13.70
Class R-5	59,348	4,330	13.71
Class R-6	4,685,210	341,877	13.70

See Notes to Financial Statements

U.S. Government Securities Fund	13

Statement of operations for the six months ended February 28, 2017	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$64,146
Fees and expenses*:
Investment advisory services	$8,718
Distribution services	7,174
Transfer agent services	3,589
Administrative services	1,596
Reports to shareholders	182
Registration statement and prospectus	400
Trustees’ compensation	36
Auditing and legal	11
Custodian	10
Other	156
Total fees and expenses before reimbursement	21,872
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		21,872
Net investment income		42,274

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments	(36,831)
Interest rate swaps	32,170
Futures contracts	(141,346)	(146,007)
Net unrealized (depreciation) appreciation on:
Investments	(214,679)
Interest rate swaps	221,985
Futures contracts	5,170	12,476
Net realized loss and unrealized appreciation		(133,531)

Net decrease in net assets resulting from operations		$(91,257)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	U.S. Government Securities Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2017*	2016
Operations:
Net investment income	$42,274	$83,297
Net realized (loss) gain	(146,007)	152,129
Net unrealized appreciation (depreciation)	12,476	(20,539)
Net (decrease) increase in net assets resulting from operations	(91,257)	214,887

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(45,681)	(104,676)
Distributions from net realized gain on investments	(110,310)	(108,881)
Total dividends and distributions paid or accrued to shareholders	(155,991)	(213,557)

Net capital share transactions	756,042	1,622,261

Total increase in net assets	508,794	1,623,591

Net assets:
Beginning of period	8,569,589	6,945,998
End of period (including undistributed net investment income: $7,394 and $10,801, respectively)	$9,078,383	$8,569,589

*Unaudited.

See Notes to Financial Statements

U.S. Government Securities Fund	15

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

16	U.S. Government Securities Fund

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

U.S. Government Securities Fund	17

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

18	U.S. Government Securities Fund

investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

U.S. Government Securities Fund	19

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,283,817	$—	$6,283,817
Mortgage-backed obligations	—	2,271,117	—	2,271,117
Federal agency bonds & notes	—	257,430	—	257,430
Short-term securities	—	926,618	—	926,618
Total	$—	$9,738,982	$—	$9,738,982

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$101,858	$—	$101,858
Unrealized appreciation on futures contracts	3,341	—	—	3,341
Liabilities:
Unrealized depreciation on interest rate swaps	—	(73,857)	—	(73,857)
Unrealized depreciation on futures contracts	(1,118)	—	—	(1,118)
Total	$2,223	$28,001	$—	$30,224

*Interest rate swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

20	U.S. Government Securities Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to

U.S. Government Securities Fund	21

repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

22	U.S. Government Securities Fund

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

U.S. Government Securities Fund	23

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and futures contracts as of, or for the six months ended, February 28, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$101,858	Net unrealized depreciation*	$73,857
Futures contracts	Interest	Net unrealized appreciation*	3,341	Net unrealized depreciation*	1,118
			$105,199		$74,975

		Net realized gain (loss)		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized gain on interest rate swaps	$32,170	Net unrealized appreciation on interest rate swaps	$221,985
Futures contracts	Interest	Net realized loss on futures contracts	(141,346)	Net unrealized appreciation on futures contracts	5,170
			$(109,176)		$227,155

*	Includes cumulative appreciation/depreciation on interest rate swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and futures contracts. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

24	U.S. Government Securities Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$61,724
Undistributed long-term capital gains	38,374

As of February 28, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$59,087
Gross unrealized depreciation on investment securities	(68,648)
Net unrealized depreciation on investment securities	(9,561)
Cost of investment securities	9,748,543

U.S. Government Securities Fund	25

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2017						Year ended August 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$34,174		$14,932		$49,106		$55,472		$20,693		$76,165
Class B	46		28		74		238		153		391
Class C	2,400		1,503		3,903		3,395		2,006		5,401
Class F-1	2,719		1,196		3,915		3,785		1,233		5,018
Class F-2	3,807		1,523		5,330		4,100		1,186		5,286
Class F-3[1]	—	[2]	—		—	[2]
Class 529-A	1,601		718		2,319		2,578		1,011		3,589
Class 529-B	5		3		8		17		12		29
Class 529-C	430		272		702		663		416		1,079
Class 529-E	96		48		144		150		66		216
Class 529-F-1	174		73		247		254		89		343
Class R-1	87		54		141		137		82		219
Class R-2	1,073		663		1,736		1,724		1,022		2,746
Class R-2E	21		11		32		10		3		13
Class R-3	1,573		790		2,363		2,459		1,106		3,565
Class R-4	3,086		1,337		4,423		3,154		976		4,130
Class R-5E3	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	786		303		1,089		2,716		965		3,681
Class R-6	58,115		22,344		80,459		76,987		24,699		101,686
Total	$110,193		$45,798		$155,991		$157,839		$55,718		$213,557

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income

26	U.S. Government Securities Fund

and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2017, the investment advisory services fee was $8,718,000, which was equivalent to an annualized rate of 0.200% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits		Plan limits
Class A		0.30%	0.30%
Class 529-A		0.30	0.50
Classes B and 529-B		1.00	1.00
Classes C, 529-C and R-1	.	1.00	1.00
Class R-2		0.75	1.00
Class R-2E		0.60	0.85
Classes 529-E and R-3		0.50	0.75
Classes F-1, 529-F-1 and R-4		0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

U.S. Government Securities Fund	27

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$3,707	$2,285		$146		Not applicable
Class B	34	6		Not applicable		Not applicable
Class C	1,458	225		73		Not applicable
Class F-1	293	167		59		Not applicable
Class F-2	Not applicable	170		72		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	153	92		35		$48
Class 529-B	3	1		—	†	—	†
Class 529-C	259	38		13		19
Class 529-E	23	4		2		3
Class 529-F-1	—	9		3		5
Class R-1	53	8		3		Not applicable
Class R-2	477	275		32		Not applicable
Class R-2E	7	3		1		Not applicable
Class R-3	381	147		38		Not applicable
Class R-4	326	139		65		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	17		15		Not applicable
Class R-6	Not applicable	3		1,039		Not applicable
Total class-specific expenses	$7,174	$3,589		$1,596		$75

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

28	U.S. Government Securities Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $36,000 in the fund’s statement of operations reflects $27,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

U.S. Government Securities Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
	Sales[1]		dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2017

Class A	$350,335	25,136	$48,225		3,525		$(553,545)	(39,979)	$(154,985)	(11,318)
Class B	66	5	72		5		(9,094)	(656)	(8,956)	(646)
Class C	31,200	2,241	3,849		283		(55,212)	(3,998)	(20,163)	(1,474)
Class F-1	28,453	2,046	3,885		284		(45,586)	(3,290)	(13,248)	(960)
Class F-2	148,967	10,688	5,167		378		(113,975)	(8,206)	40,159	2,860
Class F-3[2]	109	8	—	[3]	—	[3]	—	—	109	8
Class 529-A	16,690	1,197	2,313		169		(21,356)	(1,545)	(2,353)	(179)
Class 529-B	40	3	6		—		(838)	(60)	(792)	(57)
Class 529-C	5,179	373	702		51		(8,473)	(614)	(2,592)	(190)
Class 529-E	937	68	144		11		(1,069)	(78)	12	1
Class 529-F-1	3,322	239	247		18		(1,900)	(137)	1,669	120
Class R-1	1,041	75	141		10		(1,624)	(118)	(442)	(33)
Class R-2	21,040	1,515	1,730		127		(28,038)	(2,030)	(5,268)	(388)
Class R-2E	4,400	313	32		2		(3,589)	(254)	843	61
Class R-3	36,150	2,596	2,353		172		(42,755)	(3,094)	(4,252)	(326)
Class R-4	39,509	2,839	4,422		324		(61,300)	(4,430)	(17,369)	(1,267)
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	11,692	844	1,089		80		(11,535)	(835)	1,246	89
Class R-6	939,023	68,012	80,457		5,877		(77,056)	(5,555)	942,424	68,334
Total net increase (decrease)	$1,638,153	118,198	$154,834		11,316		$(1,036,945)	(74,879)	$756,042	54,635

30	U.S. Government Securities Fund

			Reinvestments of
			dividends and				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2016

Class A	$918,581	65,122	$74,517	5,327	$(622,270)	(44,069)	$370,828	26,380
Class B	1,099	78	380	28	(13,648)	(968)	(12,169)	(862)
Class C	127,307	9,045	5,303	381	(88,166)	(6,253)	44,444	3,173
Class F-1	199,814	14,171	4,939	353	(105,386)	(7,459)	99,367	7,065
Class F-2	221,891	15,704	5,051	361	(77,881)	(5,513)	149,061	10,552
Class 529-A	36,706	2,600	3,581	256	(30,050)	(2,128)	10,237	728
Class 529-B	199	14	29	2	(1,114)	(79)	(886)	(63)
Class 529-C	14,772	1,050	1,078	77	(14,844)	(1,054)	1,006	73
Class 529-E	2,794	198	215	15	(2,037)	(144)	972	69
Class 529-F-1	4,798	340	342	24	(3,162)	(224)	1,978	140
Class R-1	2,874	204	217	16	(4,110)	(292)	(1,019)	(72)
Class R-2	49,108	3,489	2,730	196	(53,259)	(3,776)	(1,421)	(91)
Class R-2E	3,214	228	14	1	(1,519)	(108)	1,709	121
Class R-3	66,926	4,740	3,548	254	(55,424)	(3,927)	15,050	1,067
Class R-4	195,834	13,827	4,112	293	(48,141)	(3,407)	151,805	10,713
Class R-5E4	10	1	—	—	—	—	10	1
Class R-5	79,329	5,627	3,592	257	(137,272)	(9,678)	(54,351)	(3,794)
Class R-6	1,110,660	78,589	101,692	7,263	(366,712)	(26,229)	845,640	59,623
Total net increase (decrease)	$3,035,916	215,027	$211,340	15,104	$(1,624,995)	(115,308)	$1,622,261	114,823

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,197,398,000 and $13,173,986,000, respectively, during the six months ended February 28, 2017.

U.S. Government Securities Fund	31

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2017[4,5]	$14.10	$.06		$(.23)	$(.17)
Year ended 8/31/2016	14.09	.14		.26	.40
Year ended 8/31/2015	13.99	.10		.15	.25
Year ended 8/31/2014	13.68	.16		.42	.58
Year ended 8/31/2013	14.63	.05		(.53)	(.48)
Year ended 8/31/2012	14.48	.12		.52	.64
Class B:
Six months ended 2/28/2017[4,5]	14.08	—	[8]	(.22)	(.22)
Year ended 8/31/2016	14.07	.02		.28	.30
Year ended 8/31/2015	13.98	—	[8]	.15	.15
Year ended 8/31/2014	13.67	.05		.43	.48
Year ended 8/31/2013	14.63	(.06)		(.53)	(.59)
Year ended 8/31/2012	14.48	.01		.52	.53
Class C:
Six months ended 2/28/2017[4,5]	14.07	—	[8]	(.22)	(.22)
Year ended 8/31/2016	14.07	.03		.25	.28
Year ended 8/31/2015	13.98	(.01)		.15	.14
Year ended 8/31/2014	13.67	.05		.43	.48
Year ended 8/31/2013	14.63	(.06)		(.53)	(.59)
Year ended 8/31/2012	14.48	—	[8]	.52	.52
Class F-1:
Six months ended 2/28/2017[4,5]	14.10	.06		(.23)	(.17)
Year ended 8/31/2016	14.09	.14		.26	.40
Year ended 8/31/2015	13.99	.11		.15	.26
Year ended 8/31/2014	13.68	.16		.42	.58
Year ended 8/31/2013	14.63	.05		(.53)	(.48)
Year ended 8/31/2012	14.48	.12		.52	.64
Class F-2:
Six months ended 2/28/2017[4,5]	14.10	.07		(.22)	(.15)
Year ended 8/31/2016	14.09	.18		.25	.43
Year ended 8/31/2015	13.99	.14		.15	.29
Year ended 8/31/2014	13.68	.19		.43	.62
Year ended 8/31/2013	14.63	.08		(.53)	(.45)
Year ended 8/31/2012	14.48	.15		.52	.67
Class F-3:
Period from 1/27/2017 to 2/28/2017[4,5,9]	13.66	.02		.04	.06

32	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
$(.06)	$(.17)	$(.23)	$13.70	(1.16)%[6]	$2,789		.64%[7]		.64%[7]		.83%[7]
(.18)	(.21)	(.39)	14.10	2.88	3,029		.63		.63		.97
(.15)	—	(.15)	14.09	1.82	2,655		.65		.65		.72
(.15)	(.12)	(.27)	13.99	4.32	2,654		.64		.64		1.13
(.12)	(.35)	(.47)	13.68	(3.37)	3,141		.61		.61		.36
(.18)	(.31)	(.49)	14.63	4.50	4,245		.60		.60		.82

(.01)	(.17)	(.18)	13.68	(1.50)[6]	2		1.39	[7]	1.39	[7]	(.03)[7]
(.08)	(.21)	(.29)	14.08	2.16	11		1.38		1.38		.13
(.06)	—	(.06)	14.07	1.05	24		1.37		1.37		(.03)
(.05)	(.12)	(.17)	13.98	3.58	37		1.38		1.38		.38
(.02)	(.35)	(.37)	13.67	(4.10)	60		1.35		1.35		(.40)
(.07)	(.31)	(.38)	14.63	3.73	110		1.35		1.35		.10

(.01)	(.17)	(.18)	13.67	(1.52)[6]	276		1.42	[7]	1.42	[7]	.05 [7]
(.07)	(.21)	(.28)	14.07	2.06	305		1.42		1.42		.20
(.05)	—	(.05)	14.07	1.09	260		1.42		1.42		(.05)
(.05)	(.12)	(.17)	13.98	3.46	272		1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.13)	362		1.40		1.40		(.45)
(.06)	(.31)	(.37)	14.63	3.68	536		1.40		1.40		.02

(.06)	(.17)	(.23)	13.70	(1.17)[6]	226		.66	[7]	.66	[7]	.80 [7]
(.18)	(.21)	(.39)	14.10	2.88	246		.65		.65		1.01
(.16)	—	(.16)	14.09	1.85	146		.62		.62		.74
(.15)	(.12)	(.27)	13.99	4.33	164		.64		.64		1.14
(.12)	(.35)	(.47)	13.68	(3.38)	171		.62		.62		.35
(.18)	(.31)	(.49)	14.63	4.51	200		.61		.61		.81

(.08)	(.17)	(.25)	13.70	(1.04)[6]	298		.39	[7]	.39	[7]	1.09 [7]
(.21)	(.21)	(.42)	14.10	3.15	266		.38		.38		1.30
(.19)	—	(.19)	14.09	2.09	117		.38		.38		1.01
(.19)	(.12)	(.31)	13.99	4.59	71		.39		.39		1.39
(.15)	(.35)	(.50)	13.68	(3.15)	61		.38		.38		.59
(.21)	(.31)	(.52)	14.63	4.76	63		.37		.37		1.04

(.02)	—	(.02)	13.70	.42 [6]	—	[10]	.03	[6]	.03	[6]	.13 [6]

See page 39 for footnotes.

U.S. Government Securities Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 2/28/2017[4,5]	$14.10	$.05	$(.22)	$(.17)
Year ended 8/31/2016	14.09	.13	.26	.39
Year ended 8/31/2015	13.99	.09	.15	.24
Year ended 8/31/2014	13.68	.14	.43	.57
Year ended 8/31/2013	14.63	.04	(.53)	(.49)
Year ended 8/31/2012	14.48	.11	.52	.63
Class 529-B:
Six months ended 2/28/2017[4,5]	14.06	(.01)	(.22)	(.23)
Year ended 8/31/2016	14.06	— [8]	.27	.27
Year ended 8/31/2015	13.97	(.01)	.15	.14
Year ended 8/31/2014	13.66	.04	.43	.47
Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
Year ended 8/31/2012	14.48	(.01)	.52	.51
Class 529-C:
Six months ended 2/28/2017[4,5]	14.06	— [8]	(.22)	(.22)
Year ended 8/31/2016	14.06	.02	.26	.28
Year ended 8/31/2015	13.97	(.01)	.15	.14
Year ended 8/31/2014	13.66	.04	.43	.47
Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
Year ended 8/31/2012	14.48	(.01)	.52	.51
Class 529-E:
Six months ended 2/28/2017[4,5]	14.10	.04	(.23)	(.19)
Year ended 8/31/2016	14.09	.09	.26	.35
Year ended 8/31/2015	13.99	.06	.15	.21
Year ended 8/31/2014	13.68	.09	.45	.54
Year ended 8/31/2013	14.63	— [8]	(.53)	(.53)
Year ended 8/31/2012	14.48	.07	.52	.59
Class 529-F-1:
Six months ended 2/28/2017[4,5]	14.10	.07	(.23)	(.16)
Year ended 8/31/2016	14.09	.16	.26	.42
Year ended 8/31/2015	13.99	.13	.15	.28
Year ended 8/31/2014	13.68	.21	.39	.60
Year ended 8/31/2013	14.63	.07	(.53)	(.46)
Year ended 8/31/2012	14.48	.14	.52	.66
Class R-1:
Six months ended 2/28/2017[4,5]	14.08	— [8]	(.22)	(.22)
Year ended 8/31/2016	14.07	.03	.27	.30
Year ended 8/31/2015	13.98	— [8]	.15	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53

34	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
$(.06)	$(.17)	$(.23)	$13.70	(1.19)%[6]		$135		.69%[7]		.69%[7]		.78%[7]
(.17)	(.21)	(.38)	14.10	2.81		142		.71		.71		.89
(.14)	—	(.14)	14.09	1.75		131		.72		.72		.65
(.14)	(.12)	(.26)	13.99	4.23		138		.73		.73		1.04
(.11)	(.35)	(.46)	13.68	(3.46)		163		.69		.69		.27
(.17)	(.31)	(.48)	14.63	4.42		202		.69		.69		.72

(.01)	(.17)	(.18)	13.65	(1.60)[6]		—	[10]	1.50	[7]	1.50	[7]	(.14)[7]
(.06)	(.21)	(.27)	14.06	2.01		1		1.50		1.50		.02
(.05)	—	(.05)	14.06	.98		2		1.48		1.48		(.15)
(.04)	(.12)	(.16)	13.97	3.48		3		1.50		1.50		.26
(.01)	(.35)	(.36)	13.66	(4.23)		6		1.47		1.47		(.52)
(.05)	(.31)	(.36)	14.63	3.60		10		1.48		1.48		(.03)

(.01)	(.17)	(.18)	13.66	(1.52)[6]		51		1.46	[7]	1.46	[7]	.01 [7]
(.07)	(.21)	(.28)	14.06	2.02		55		1.47		1.47		.13
(.05)	—	(.05)	14.06	.98		54		1.47		1.47		(.11)
(.04)	(.12)	(.16)	13.97	3.48		61		1.49		1.49		.28
(.01)	(.35)	(.36)	13.66	(4.23)		77		1.47		1.47		(.51)
(.05)	(.31)	(.36)	14.63	3.62		100		1.47		1.47		(.05)

(.04)	(.17)	(.21)	13.70	(1.30)[6]		9		.92	[7]	.92	[7]	.54 [7]
(.13)	(.21)	(.34)	14.10	2.57		9		.94		.94		.67
(.11)	—	(.11)	14.09	1.52		9		.95		.95		.42
(.11)	(.12)	(.23)	13.99	3.99		8		.97		.97		.81
(.07)	(.35)	(.42)	13.68	(3.69)		10		.94		.94		.03
(.13)	(.31)	(.44)	14.63	4.16		13		.94		.94		.46

(.07)	(.17)	(.24)	13.70	(1.08)[6]		14		.47	[7]	.47	[7]	1.01 [7]
(.20)	(.21)	(.41)	14.10	3.04		13		.49		.49		1.13
(.18)	—	(.18)	14.09	1.98		11		.49		.49		.89
(.17)	(.12)	(.29)	13.99	4.46		10		.51		.51		1.28
(.14)	(.35)	(.49)	13.68	(3.24)		11		.47		.47		.49
(.20)	(.31)	(.51)	14.63	4.65		13		.47		.47		.94

(.01)	(.17)	(.18)	13.68	(1.51	)6	10		1.42	[7]	1.42	[7]	.04 [7]
(.08)	(.21)	(.29)	14.08	2.15		11		1.39		1.39		.20
(.06)	—	(.06)	14.07	1.04		12		1.39		1.39		(.03)
(.05)	(.12)	(.17)	13.98	3.55		14		1.40		1.40		.37
(.02)	(.35)	(.37)	13.67	(4.12)		16		1.38		1.38		(.41)
(.07)	(.31)	(.38)	14.63	3.70		19		1.38		1.38		.04

See page 39 for footnotes.

U.S. Government Securities Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 2/28/2017[4,5]	$14.07	$—	[8]	$(.21)	$(.21)
Year ended 8/31/2016	14.07	.03		.26	.29
Year ended 8/31/2015	13.98	—	[8]	.15	.15
Year ended 8/31/2014	13.67	.05		.43	.48
Year ended 8/31/2013	14.63	(.06)		(.53)	(.59)
Year ended 8/31/2012	14.48	.01		.52	.53
Class R-2E:
Six months ended 2/28/2017[4,5]	14.10	.02		(.22)	(.20)
Year ended 8/31/2016	14.09	.11		.25	.36
Year ended 8/31/2015	13.99	.12		.15	.27
Period from 8/29/2014 to 8/31/2014[4,12]	13.99	—		—	—
Class R-3:
Six months ended 2/28/2017[4,5]	14.10	.04		(.23)	(.19)
Year ended 8/31/2016	14.09	.09		.26	.35
Year ended 8/31/2015	13.99	.06		.15	.21
Year ended 8/31/2014	13.68	.11		.43	.54
Year ended 8/31/2013	14.63	—	[8]	(.53)	(.53)
Year ended 8/31/2012	14.48	.07		.52	.59
Class R-4:
Six months ended 2/28/2017[4,5]	14.10	.06		(.22)	(.16)
Year ended 8/31/2016	14.09	.15		.25	.40
Year ended 8/31/2015	13.99	.11		.15	.26
Year ended 8/31/2014	13.68	.16		.42	.58
Year ended 8/31/2013	14.63	.05		(.53)	(.48)
Year ended 8/31/2012	14.48	.12		.52	.64
Class R-5E:
Six months ended 2/28/2017[4,5]	14.10	.07		(.23)	(.16)
Period from 11/20/2015 to 8/31/2016[4,13]	14.08	.13		.25	.38
Class R-5:
Six months ended 2/28/2017[4,5]	14.10	.08		(.22)	(.14)
Year ended 8/31/2016	14.09	.17		.27	.44
Year ended 8/31/2015	13.99	.15		.15	.30
Year ended 8/31/2014	13.68	.20		.42	.62
Year ended 8/31/2013	14.63	.09		(.53)	(.44)
Year ended 8/31/2012	14.48	.16		.52	.68

36	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
$(.02)	$(.17)	$(.19)	$13.67	(1.50)%[6]	$124		1.44%[7]		1.44%[7]		.03%[7]
(.08)	(.21)	(.29)	14.07	2.10	133		1.37		1.37		.22
(.06)	—	(.06)	14.07	1.05	134		1.38		1.38		(.02)
(.05)	(.12)	(.17)	13.98	3.54	147		1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.09)	174		1.35		1.35		(.39)
(.07)	(.31)	(.38)	14.63	3.71	224		1.37		1.37		.05

(.03)	(.17)	(.20)	13.70	(1.37)[6]	3		1.09	[7]	1.09	[7]	.31	[7]
(.14)	(.21)	(.35)	14.10	2.63	2		1.07		1.07		.76
(.17)	—	(.17)	14.09	1.95 [11]	—	[10]	.51	[11]	.51	[11]	.86	[11]
—	—	—	13.99	—	—	[10]	—		—		—

(.04)	(.17)	(.21)	13.70	(1.31)[6]	146		.95	[7]	.95	[7]	.51	[7]
(.13)	(.21)	(.34)	14.10	2.57	155		.95		.95		.66
(.11)	—	(.11)	14.09	1.53	140		.94		.94		.43
(.11)	(.12)	(.23)	13.99	3.99	142		.97		.97		.80
(.07)	(.35)	(.42)	13.68	(3.69)	168		.94		.94		.02
(.13)	(.31)	(.44)	14.63	4.14	214		.95		.95		.47

(.06)	(.17)	(.23)	13.71	(1.16)[6]	250		.62	[7]	.62	[7]	.84	[7]
(.18)	(.21)	(.39)	14.10	2.90	275		.62		.62		1.09
(.16)	—	(.16)	14.09	1.86	124		.61		.61		.76
(.15)	(.12)	(.27)	13.99	4.33	120		.63		.63		1.14
(.12)	(.35)	(.47)	13.68	(3.38)	134		.61		.61		.34
(.18)	(.31)	(.49)	14.63	4.50	206		.61		.61		.80

(.07)	(.17)	(.24)	13.70	(1.08)[6]	—	[10]	.51	[7]	.46	[7]	1.00	[7]
(.15)	(.21)	(.36)	14.10	2.74 [6]	—	[10]	.49	[7]	.49	[7]	1.21	[7]

(.08)	(.17)	(.25)	13.71	(.94)[6]	60		.32	[7]	.32	[7]	1.14	[7]
(.22)	(.21)	(.43)	14.10	3.20	60		.32		.32		1.21
(.20)	—	(.20)	14.09	2.15	113		.32		.32		1.06
(.19)	(.12)	(.31)	13.99	4.65	101		.33		.33		1.44
(.16)	(.35)	(.51)	13.68	(3.08)	133		.31		.31		.65
(.22)	(.31)	(.53)	14.63	4.80	170		.32		.32		1.09

See page 39 for footnotes.

U.S. Government Securities Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 2/28/2017[4,5]	$14.10	$.08	$(.22)	$(.14)
Year ended 8/31/2016	14.09	.19	.26	.45
Year ended 8/31/2015	13.99	.16	.15	.31
Year ended 8/31/2014	13.68	.21	.42	.63
Year ended 8/31/2013	14.63	.10	(.53)	(.43)
Year ended 8/31/2012	14.48	.17	.52	.69

	Six months ended February 28,	Year ended August 31
Portfolio turnover rate for all share classes[14]	2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	256%	693%	771%	423%	488%	353%
Excluding mortgage dollar roll transactions	119%	296%	263%	Not available

See Notes to Financial Statements

38	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income (loss) to average net assets[3]
$(.09)	$(.17)	$(.26)	$13.70	(.98)%[6]	$4,685	.27%[7]	.27%[7]	1.21%[7]
(.23)	(.21)	(.44)	14.10	3.26	3,857	.27	.27	1.35
(.21)	—	(.21)	14.09	2.20	3,014	.27	.27	1.12
(.20)	(.12)	(.32)	13.99	4.70	2,357	.28	.28	1.51
(.17)	(.35)	(.52)	13.68	(3.03)	1,596	.26	.26	.72
(.23)	(.31)	(.54)	14.63	4.86	1,012	.27	.27	1.14

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Class F-3 shares were offered beginning January 27, 2017.
[10]	Amount less than $1 million.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

U.S. Government Securities Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2016, through February 28, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	U.S. Government Securities Fund

	Beginning account value 9/1/2016	Ending account value 2/28/2017	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$988.36	$3.16	.64%
Class A - assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B - actual return	1,000.00	984.96	6.84	1.39
Class B - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C - actual return	1,000.00	984.84	6.99	1.42
Class C - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 - actual return	1,000.00	988.26	3.25	.66
Class F-1 - assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 - actual return	1,000.00	989.61	1.92	.39
Class F-2 - assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 - actual return†	1,000.00	1,004.16	.30	.34
Class F-3 - assumed 5% return†	1,000.00	1,023.11	1.71	.34
Class 529-A - actual return	1,000.00	988.11	3.40	.69
Class 529-A - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B - actual return	1,000.00	984.00	7.38	1.50
Class 529-B - assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C - actual return	1,000.00	984.79	7.18	1.46
Class 529-C - assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E - actual return	1,000.00	987.02	4.53	.92
Class 529-E - assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F-1 - actual return	1,000.00	989.21	2.32	.47
Class 529-F-1 - assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 - actual return	1,000.00	984.93	6.99	1.42
Class R-1 - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 - actual return	1,000.00	984.99	7.09	1.44
Class R-2 - assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2E - actual return	1,000.00	986.29	5.37	1.09
Class R-2E - assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 - actual return	1,000.00	986.88	4.68	.95
Class R-3 - assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 - actual return	1,000.00	988.44	3.06	.62
Class R-4 - assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E - actual return	1,000.00	989.24	2.27	.46
Class R-5E - assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-5 - actual return	1,000.00	990.63	1.58	.32
Class R-5 - assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 - actual return	1,000.00	990.17	1.33	.27
Class R-6 - assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The “assumed 5% return” line is based on 181 days.

U.S. Government Securities Fund	41

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42	U.S. Government Securities Fund

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U.S. Government Securities Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

44	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2017, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
February 28, 2017
unaudited
Bonds, notes & other debt instruments 97.07% U.S. Treasury bonds & notes 69.22% U.S. Treasury 59.04%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$100,000	$99,445
U.S. Treasury 0.75% 2019	11,000	10,847
U.S. Treasury 1.625% 2019	83,100	83,450
U.S. Treasury 1.25% 2020	90,500	89,889
U.S. Treasury 1.25% 2020	15,600	15,483
U.S. Treasury 1.375% 2020	36,000	35,793
U.S. Treasury 1.375% 2020	27,000	26,888
U.S. Treasury 1.375% 2020	26,548	26,253
U.S. Treasury 1.625% 2020	7,500	7,499
U.S. Treasury 1.75% 2020	70,250	70,291
U.S. Treasury 1.75% 2020	56,150	56,285
U.S. Treasury 2.00% 2020	46,850	47,347
U.S. Treasury 3.625% 2020	25,000	26,543
U.S. Treasury 8.75% 2020	5,255	6,512
U.S. Treasury 1.125% 2021[1]	378,170	366,193
U.S. Treasury 1.125% 2021	20,500	19,822
U.S. Treasury 1.125% 2021	19,926	19,310
U.S. Treasury 1.375% 2021[1]	205,710	202,791
U.S. Treasury 1.75% 2021	341,221	339,068
U.S. Treasury 2.00% 2021	331,550	333,437
U.S. Treasury 2.00% 2021	163,944	164,729
U.S. Treasury 2.00% 2021	65,000	65,281
U.S. Treasury 2.00% 2021	51,500	51,888
U.S. Treasury 2.125% 2021	287,750	290,820
U.S. Treasury 2.125% 2021	13,700	13,853
U.S. Treasury 2.25% 2021	390,706	397,238
U.S. Treasury 2.25% 2021	154,600	157,448
U.S. Treasury 3.625% 2021	8,300	8,901
U.S. Treasury 8.00% 2021	3,400	4,336
U.S. Treasury 1.625% 2022	680	665
U.S. Treasury 1.75% 2022	62,600	62,010
U.S. Treasury 1.75% 2022	47,000	46,471
U.S. Treasury 1.875% 2022	691,230	690,055
U.S. Treasury 2.00% 2022	41,280	41,166
U.S. Treasury 2.125% 2022	119,900	120,302
U.S. Treasury 1.50% 2023	57,820	55,898
U.S. Treasury 2.125% 2023	289,977	289,183
U.S. Treasury 2.25% 2023	143,396	144,031
U.S. Treasury 2.75% 2023	147,900	153,232
U.S. Treasury 2.125% 2024	145,000	144,332
U.S. Treasury 2.75% 2024	87,700	90,829
U.S. Treasury 2.00% 2026	255,000	246,616
U.S. Treasury 6.25% 2030	5,250	7,471
U.S. Treasury 2.875% 2045	78,125	76,473
U.S. Treasury 3.00% 2045	45,875	46,022
U.S. Treasury 2.50% 2046	31,880	28,855
U.S. Government Securities Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2046	$19,008	$18,635
U.S. Treasury 3.00% 2047	59,365	59,732
		5,359,618
U.S. Treasury inflation-protected securities 10.18%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	42,518	42,776
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	42,289	43,079
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	53,066	52,930
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	250,140	252,345
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	107,844	125,359
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	29,446	30,176
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	34,485	39,428
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	29,984	30,077
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,032	3,883
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	184,192	179,165
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	72,690	74,956
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	50,008	50,025
		924,199
Total U.S. Treasury bonds & notes		6,283,817
Mortgage-backed obligations 25.02% Federal agency mortgage-backed obligations 25.02%
Fannie Mae 3.189% 2017[3]	1,588	1,596
Fannie Mae 10.50% 2018[3]	75	79
Fannie Mae 5.50% 2023[3]	654	705
Fannie Mae 6.00% 2024[3]	444	502
Fannie Mae 10.481% 2025[3]	98	104
Fannie Mae 6.00% 2026[3]	24	27
Fannie Mae 6.50% 2027[3]	769	867
Fannie Mae 6.50% 2027[3]	347	391
Fannie Mae 5.00% 2028[3]	358	392
Fannie Mae 2.50% 2031[3]	23,025	23,107
Fannie Mae 8.00% 2031[3]	477	551
Fannie Mae 3.00% 2036[3]	31,044	31,425
Fannie Mae 3.00% 2036[3]	17,686	17,903
Fannie Mae 4.00% 2036[3]	25,845	27,504
Fannie Mae 4.00% 2036[3]	16,227	17,251
Fannie Mae 4.00% 2036[3]	12,707	13,523
Fannie Mae 4.00% 2036[3]	5,315	5,656
Fannie Mae 4.00% 2036[3]	1,486	1,582
Fannie Mae 4.00% 2036[3]	40	42
Fannie Mae 3.00% 2037[3]	11,083	11,219
Fannie Mae 6.50% 2037[3]	245	270
Fannie Mae 6.50% 2037[3]	229	252
Fannie Mae 6.50% 2037[3]	66	72
Fannie Mae 7.00% 2037[3]	295	323
Fannie Mae 7.00% 2037[3]	142	155
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	54	60
Fannie Mae 6.00% 2038[3]	147	160
Fannie Mae 7.00% 2038[3]	423	464
Fannie Mae 4.00% 2041[3]	4,901	5,173
Fannie Mae 5.00% 2041[3]	1,934	2,164
U.S. Government Securities Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[3]	$1,351	$1,503
Fannie Mae 5.00% 2041[3]	1,034	1,157
Fannie Mae 5.00% 2041[3]	693	777
Fannie Mae 4.00% 2042[3]	6,845	7,204
Fannie Mae 3.50% 2045[3]	18,460	19,000
Fannie Mae 3.50% 2045[3]	13,173	13,537
Fannie Mae 4.00% 2045[3]	51,574	54,257
Fannie Mae 3.00% 2046[3]	156,870	156,037
Fannie Mae 3.00% 2046[3]	25,040	24,907
Fannie Mae 3.50% 2046[3]	27,875	28,655
Fannie Mae 3.50% 2046[3]	23,410	24,059
Fannie Mae 3.50% 2046[3]	8,937	9,184
Fannie Mae 3.50% 2046[3]	7,155	7,368
Fannie Mae 3.50% 2046[3]	469	483
Fannie Mae 4.00% 2046[3]	38,293	39,669
Fannie Mae 4.00% 2046[3]	16,505	17,152
Fannie Mae 4.00% 2046[3]	7,352	7,640
Fannie Mae 4.00% 2046[3]	6,303	6,550
Fannie Mae 4.00% 2046[3]	5,667	5,962
Fannie Mae 4.00% 2046[3]	5,014	5,211
Fannie Mae 4.00% 2046[3]	4,549	4,728
Fannie Mae 4.00% 2046[3]	4,319	4,488
Fannie Mae 4.00% 2046[3]	2,060	2,135
Fannie Mae 4.00% 2046[3]	1,944	2,020
Fannie Mae 4.00% 2046[3]	1,909	1,981
Fannie Mae 3.50% 2047[3]	1,885	1,938
Fannie Mae 4.00% 2047[3,4]	276,660	290,206
Fannie Mae 4.00% 2047[3,4]	128,575	135,111
Fannie Mae 4.50% 2047[3,4]	130,000	139,715
Fannie Mae 4.50% 2047[3,4]	25,500	27,363
Fannie Mae 4.00% 2056[3]	123,540	130,081
Fannie Mae, Series 2014-M6, Class FA, multifamily 1.061% 2017[3,5]	144	144
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,379
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 2022[3]	3,500	3,579
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.247% 2023[3,5]	3,600	3,732
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.471% 2024[3,5]	6,525	6,809
Fannie Mae, Series 2001-4, Class NA, 9.638% 2025[3,5]	25	28
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	316	350
Fannie Mae, Series 2001-20, Class E, 9.588% 2031[3,5]	6	6
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,126	1,007
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	706	626
Fannie Mae, Series 2006-65, Class PF, 1.058% 2036[3,5]	935	933
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[3,5]	288	324
Freddie Mac 10.00% 2025[3]	72	74
Freddie Mac 3.00% 2035[3]	16,944	17,172
Freddie Mac 2.791% 2036[3,5]	539	571
Freddie Mac 4.00% 2036[3]	260	277
Freddie Mac 6.50% 2037[3]	86	91
Freddie Mac 5.00% 2041[3]	4,541	5,070
Freddie Mac 2.99% 2045[3,6]	7,193	7,376
Freddie Mac 3.50% 2045[3]	13,619	14,015
Freddie Mac 3.50% 2046[3]	178,678	183,872
Freddie Mac 3.50% 2046[3]	31,388	32,252
Freddie Mac 3.50% 2046[3]	17,311	17,793
U.S. Government Securities Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[3]	$13,641	$14,046
Freddie Mac 3.50% 2046[3]	181	185
Freddie Mac 4.00% 2046[3]	4,177	4,341
Freddie Mac 4.00% 2046[3]	1,605	1,669
Freddie Mac 4.00% 2046[3]	1,599	1,662
Freddie Mac 4.00% 2046[3]	1,391	1,446
Freddie Mac 4.00% 2046[3]	1,088	1,129
Freddie Mac 4.00% 2046[3]	473	491
Freddie Mac 3.50% 2047[3]	143,753	147,511
Freddie Mac 3.50% 2047[3]	15,689	16,155
Freddie Mac 4.00% 2047[3,4]	21,800	22,910
Freddie Mac 4.50% 2047[3,4]	8,000	8,590
Freddie Mac, Series KGRP, Class A, multifamily 1.151% 2020[3,5]	2,272	2,279
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,219	1,244
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,588	1,603
Freddie Mac, Series 2289, Class NA, 10.266% 2020[3,5]	10	11
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,043	2,085
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,5]	10	11
Freddie Mac, Series 1567, Class A, 1.170% 2023[3,5]	10	10
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,196
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,259
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	13	13
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,342	1,168
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	617	553
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	560	513
Freddie Mac, Series 3156, Class PF, 1.020% 2036[3,5]	1,594	1,587
Government National Mortgage Assn. 10.00% 2019[3]	44	47
Government National Mortgage Assn. 10.00% 2021[3]	33	36
Government National Mortgage Assn. 6.50% 2029[3]	454	516
Government National Mortgage Assn. 6.50% 2032[3]	742	845
Government National Mortgage Assn. 6.50% 2037[3]	283	321
Government National Mortgage Assn. 5.50% 2038[3]	366	413
Government National Mortgage Assn. 5.50% 2038[3]	58	62
Government National Mortgage Assn. 6.00% 2038[3]	517	596
Government National Mortgage Assn. 6.50% 2038[3]	275	312
Government National Mortgage Assn. 6.50% 2038[3]	259	275
Government National Mortgage Assn. 6.50% 2038[3]	190	217
Government National Mortgage Assn. 6.50% 2038[3]	137	155
Government National Mortgage Assn. 4.00% 2039[3]	514	546
Government National Mortgage Assn. 4.00% 2039[3]	66	70
Government National Mortgage Assn. 5.00% 2039[3]	1,330	1,461
Government National Mortgage Assn. 6.00% 2039[3]	2,856	3,264
Government National Mortgage Assn. 6.50% 2039[3]	740	839
Government National Mortgage Assn. 4.50% 2040[3]	1,165	1,259
Government National Mortgage Assn. 5.00% 2040[3]	591	648
Government National Mortgage Assn. 5.00% 2040[3]	155	170
Government National Mortgage Assn. 5.50% 2040[3]	4,535	5,107
Government National Mortgage Assn. 3.50% 2041[3]	859	883
Government National Mortgage Assn. 4.00% 2041[3]	339	349
Government National Mortgage Assn. 4.50% 2041[3]	14,457	15,511
Government National Mortgage Assn. 5.00% 2041[3]	7,814	8,437
Government National Mortgage Assn. 5.00% 2041[3]	155	162
Government National Mortgage Assn. 5.50% 2041[3]	520	555
Government National Mortgage Assn. 5.50% 2041[3]	406	433
U.S. Government Securities Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2041[3]	$76	$81
Government National Mortgage Assn. 6.00% 2041[3]	84	93
Government National Mortgage Assn. 6.50% 2041[3]	1,765	1,934
Government National Mortgage Assn. 3.50% 2042[3]	550	572
Government National Mortgage Assn. 4.00% 2042[3]	3,568	3,741
Government National Mortgage Assn. 4.00% 2042[3]	2,106	2,213
Government National Mortgage Assn. 3.50% 2043[3]	4,721	4,914
Government National Mortgage Assn. 4.50% 2043[3]	656	702
Government National Mortgage Assn. 4.50% 2044[3]	23	25
Government National Mortgage Assn. 4.50% 2045[3]	69,748	74,639
Government National Mortgage Assn. 4.50% 2045[3]	66,840	71,510
Government National Mortgage Assn. 4.50% 2045[3]	32,983	35,296
Government National Mortgage Assn. 4.50% 2045[3]	29,971	32,073
Government National Mortgage Assn. 4.50% 2045[3]	22,882	24,486
Government National Mortgage Assn. 4.50% 2045[3]	8,902	9,526
Government National Mortgage Assn. 4.50% 2045[3]	5,802	6,209
Government National Mortgage Assn. 4.50% 2045[3]	695	744
Government National Mortgage Assn. 4.50% 2045[3]	144	155
Government National Mortgage Assn. 4.00% 2046[3]	11,445	11,883
Government National Mortgage Assn. 6.21% 2058[3]	67	68
Government National Mortgage Assn. 6.216% 2058[3]	1,019	1,091
Government National Mortgage Assn. 6.432% 2058[3]	369	369
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	1,542	1,644
Government National Mortgage Assn., Series 2003, 6.172% 2058[3]	257	263
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	4,200	4,228
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,5]	30,788	32,157
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.428% 2061[3,5]	45,085	526
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.772% 2062[3,5]	27,004	417
National Credit Union Administration, Series 2010-R2, Class 1A, 1.147% 2017[3,5]	360	360
National Credit Union Administration, Series 2011-R3, Class 1A, 1.165% 2020[3,5]	856	856
National Credit Union Administration, Series 2011-R1, Class 1A, 1.227% 2020[3,5]	546	547
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	11,738	11,905
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	10,844	11,540
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	7,747	7,965
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	3,027	3,139
Total mortgage-backed obligations		2,271,117
Federal agency bonds & notes 2.83%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,585	1,596
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,633	1,640
Fannie Mae 1.25% 2021	31,600	30,732
Fannie Mae 3.51% 2029	17,500	17,557
Fannie Mae 7.125% 2030	3,000	4,339
Federal Home Loan Bank 3.375% 2023	14,160	15,093
Federal Home Loan Bank 5.50% 2036	700	934
Private Export Funding Corp. 1.45% 2019	5,250	5,233
Private Export Funding Corp. 2.25% 2020	10,000	10,148
Private Export Funding Corp. 3.55% 2024	11,150	11,885
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	201	211
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	70	74
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	265	279
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	847	897
Tennessee Valley Authority 1.875% 2022	18,350	18,163
Tennessee Valley Authority 4.65% 2035	3,930	4,597
U.S. Government Securities Fund — Page 5 of 9

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Tennessee Valley Authority 5.88% 2036	$2,750	$3,717
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,179
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,882
TVA Southaven 3.846% 2033[3]	2,581	2,673
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,757
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,390
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,116
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,573
United States Agency for International Development, State of Iraq, 2.149% 2022	13,330	13,357
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,958
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,842
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,908
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	20,063
United States Agency for International Development, Ukraine, 1.471% 2021	11,770	11,505
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,635	1,680
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,828	1,919
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,441	1,533
		257,430
Total bonds, notes & other debt instruments (cost: $8,815,352,000)		8,812,364
Short-term securities 10.21%
Chariot Funding, LLC 0.70% due 3/2/2017[7]	11,000	11,000
Federal Home Loan Bank 0.52%–0.64% due 3/21/2017–8/1/2017	916,500	915,618
Total short-term securities (cost: $926,619,000)		926,618
Total investment securities 107.28% (cost: $9,741,971,000)		9,738,982
Other assets less liabilities (7.28)%		(660,599)
Net assets 100.00%		$9,078,383
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $7,919,408,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$1,170,000	$(3,779)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	120,000	(313)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	234,800	780
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	146,600	504
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	58,600	196
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	115,000	228
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	112,000	356
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	108,000	271
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	132,000	764
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	309,800	(4,145)
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	90,000	112
U.S. Government Securities Fund — Page 6 of 9

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Receive	LCH	3-month USD-LIBOR	1.655%	2/11/2020	$160,000	$(474)
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	167,000	(5,140)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	250,000	8,283
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	250,000	8,195
Pay	LCH	3-month USD-LIBOR	1.196	9/27/2021	90,000	3,079
Pay	LCH	3-month USD-LIBOR	1.9665	2/2/2022	146,000	277
Pay	LCH	3-month USD-LIBOR	2.01215	2/2/2022	350,000	(94)
Pay	LCH	3-month USD-LIBOR	1.977	2/7/2022	178,000	256
Receive	LCH	3-month USD-LIBOR	2.0495	2/17/2022	207,000	391
Pay	LCH	3-month USD-LIBOR	1.9335	2/28/2022	295,000	1,100
Receive	LCH	3-month USD-LIBOR	2.05	3/2/2022	300,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	560,000	3,494
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	560,000	2,979
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	63,000	(2,963)
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	120,000	(6,467)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	71,000	(3,693)
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	71,000	(3,718)
Pay	LCH	3-month USD-LIBOR	1.495	11/10/2023	430,000	17,901
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(2,947)
Pay	LCH	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(3,687)
Pay	LCH	3-month USD-LIBOR	2.0815	2/10/2024	86,700	508
Pay	LCH	3-month USD-LIBOR	2.0955	2/10/2024	43,300	214
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	63,000	(2,110)
Pay	LCH	3-month USD-LIBOR	2.469	6/9/2025	23,000	(381)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	45,000	1,989
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	174,000	10,170
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	179,000	1,428
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	146,000	772
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(2,702)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	124,000	(3,055)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	80,000	(12,477)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	27,000	(3,475)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	28,000	(3,786)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(939)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(2,268)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	48,000	745
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	32,000	435
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	20,000	244
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	42,000	460
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	13,000	17
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	55,000	211
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(702)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	231
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	22,500	(13)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	25,000	966
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	36,000	(3,738)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	30,000	3,905
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	116,000	17,763
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	57,000	10,231
Receive	LCH	3-month USD-LIBOR	2.66515	2/2/2047	80,000	1,349
Receive	LCH	3-month USD-LIBOR	2.6275	2/2/2047	33,000	282
Receive	LCH	3-month USD-LIBOR	2.676	2/7/2047	40,000	772
U.S. Government Securities Fund — Page 7 of 9

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
Pay	LCH	3-month USD-LIBOR	2.6575%	2/17/2047	$47,000	$(715)
Receive	LCH	3-month USD-LIBOR	2.5825	2/28/2047	67,000	(76)
Pay	LCH	3-month USD-LIBOR	2.601	3/2/2047	68,000	—
						$28,001
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $6,283,667,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 2/28/2017 (000)
30 Day Federal Funds Futures	CME	Long	5,994	April 2017	$2,479,764	$(922)
30 Day Federal Funds Futures	CME	Short	1,350	May 2017	558,003	99
10 Year U.S. Treasury Note Futures	CME	Long	3,988	June 2017	496,435	383
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	955	June 2017	154,361	140
20 Year U.S. Treasury Bond Futures	CME	Short	725	June 2017	110,084	134
10 Year Ultra U.S. Treasury Note Futures	CME	Long	705	June 2017	94,487	(61)
5 Year U.S. Treasury Note Futures	CME	Long	26,463	July 2017	3,112,814	1,964
2 Year U.S. Treasury Note Futures	CME	Long	3,350	July 2017	724,559	401
30 Day Federal Funds Futures	CME	Long	675	July 2017	278,736	(79)
90 Day Euro Dollar Futures	CME	Short	3,425	December 2017	842,887	(6)
90 Day Euro Dollar Futures	CME	Short	5,700	March 2018	1,401,422	220
90 Day Euro Dollar Futures	CME	Short	3,425	June 2018	840,959	(50)
						$2,223

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $201,081,000, which represented 2.21% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $7,376,000, which represented .08% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of the security was $11,000,000, which represented .12% of the net assets of the fund.

Key to abbreviations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
Refer to the fund’s current shareholder report for additional disclosures.
U.S. Government Securities Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0417O-S54126	U.S. Government Securities Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 28, 2017

By /s/ Brian C. Jannsen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2017